Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000255733
Shareholder Report [Line Items]
Fund Name	LSV Disciplined Value ETF
Class Name	LSV Disciplined Value ETF
Trading Symbol	LSVD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LSV Disciplined Value ETF (the "Fund") for the period from December 17, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/disciplined-value-etf/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/disciplined-value-etf/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
LSV Disciplined Value ETF	$38	0.40%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Disciplined Value ETF	S&P 500 Index (USD) (TR)Footnote Reference*
Dec/24	$10,000	$10,000
Dec/24	$9,772	$9,725
Jan/25	$10,104	$9,995
Feb/25	$9,880	$9,865
Mar/25	$9,320	$9,309
Apr/25	$9,140	$9,246
May/25	$9,720	$9,828
Jun/25	$10,260	$10,328
Jul/25	$10,436	$10,560
Aug/25	$10,824	$10,774
Sep/25	$11,256	$11,167
Oct/25	$11,548	$11,428

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	Cumulative Since Inception
LSV Disciplined Value ETF	15.48%
S&P 500 Index (USD) (TR)Footnote Reference*	14.28%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 531,731,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 294
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	0.2%
Utilities	1.0%
Real Estate	1.2%
Energy	2.1%
Materials	2.3%
Consumer Staples	3.1%
Industrials	5.8%
Consumer Discretionary	10.8%
Health Care	11.5%
Financials	12.7%
Communication Services	15.5%
Information Technology	33.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	6.7%
Apple	5.2%
Microsoft	4.2%
Alphabet, Cl A	3.9%
Amazon.com	3.6%
Alphabet, Cl C	3.4%
Meta Platforms, Cl A	2.8%
Cisco Systems	1.9%
JPMorgan Chase	1.8%
QUALCOMM	1.6%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/disciplined-value-etf/